Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Amounts Due From and To CNPC and its Fellow Subsidiaries, Associates and Joint Ventures of the Group
Amounts due from and to CNPC and its fellow subsidiaries, associates and joint ventures of the Group included in the following accounts captions are summarized as follows:

	December 31, 2019	December 31, 2018 Note
	RMB	RMB
Accounts receivable	12,784	11,896
Prepayments and other receivables	11,441	11,467
Other current assets	11,951	7,852
Other non-current assets	16,242	16,511
Accounts payable and accrued liabilities	61,205	64,511
Contract liabilities	792	568
Lease liabilities	139,250	—
Other non-current liabilities	827	2,296

Key Management Compensation
Key management compensation

	Year End December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Emoluments and other benefits	13,042	13,385	11,779
Contribution to retirement benefit scheme	1,796	1,781	1,645

	14,838	15,166	13,424